Summary of Significant Accounting Policies (Details) - Schedule of the Disaggregation of the Group’s Revenue	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 163,343,874	$ 22,919,666	¥ 166,394,282
Freight forwarding services, percentage	60.30%	60.30%	98.20%
Supply chain management, amount	¥ 105,500,404	$ 14,803,335	¥ 1,292,197
Supply chain management, percentage	39.00%	39.00%	0.80%
Other services, amount	¥ 1,763,231	$ 247,409	¥ 1,798,774
Other services, percentage	0.70%	0.70%	1.00%
Revenue, total	¥ 270,607,509	$ 37,970,409	¥ 169,485,253
Revenue, percentage	100.00%	100.00%	100.00%
Integrated cross-border logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 100,212,026	$ 14,061,293	¥ 110,622,640
Freight forwarding services, percentage	37.00%	37.00%	65.30%
Fragmented logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 56,784,271	$ 7,967,709	¥ 37,106,900
Freight forwarding services, percentage	21.00%	21.00%	21.90%
Chartered airline freight services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Freight forwarding services, amount	¥ 6,347,577	$ 890,663	¥ 18,664,742
Freight forwarding services, percentage	2.30%	2.30%	11.00%
International trading in relation to supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Supply chain management, amount	¥ 105,499,754	$ 14,803,243	¥ 1,290,954
Supply chain management, percentage	39.00%	39.00%	0.80%
Agent services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Supply chain management, amount	¥ 650	$ 92	¥ 1,243
Supply chain management, percentage	0.00%	0.00%	0.00%
Customs brokerage [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Other services, amount	¥ 1,763,231	$ 247,409	¥ 1,687,258
Other services, percentage	0.70%	0.70%	1.00%
Software development [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Other services, amount			¥ 111,516
Other services, percentage	0.00%	0.00%	0.00%